Shareholder Report, Line Graph (Details) ITIK_MassMutual Mid Cap Growth Fund_Class Y_TSR Annual {Class Y} - USD ($)				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Feb. 01, 2023	Sep. 30, 2025
Class Y
Account Value [Line Items]
Accumulated Value	$ 12,007	$ 9,724	$ 10,000	$ 12,463
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index
Accumulated Value	14,053	10,395	10,000	$ 16,500
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index
Accumulated Value	$ 12,815	$ 9,909	$ 10,000	$ 15,638